Insurance Contracts_Changes In The Deferred Acquisition Costs(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Changes In Deferred Acquisition Costs Arising From Insurance Contracts LineItems [Line Items]
Beginning	₩ 397,995	₩ 122,151
Increase	875,202	637,916
Decrease	(606,073)	(362,072)
Ending	667,124	397,995
Non-life insurance
Reconciliation Of Changes In Deferred Acquisition Costs Arising From Insurance Contracts LineItems [Line Items]
Beginning	267,602	0
Increase	772,650	521,090
Decrease	(492,421)	(253,488)
Ending	547,831	267,602
Life insurance
Reconciliation Of Changes In Deferred Acquisition Costs Arising From Insurance Contracts LineItems [Line Items]
Beginning	130,393	122,151
Increase	102,552	116,826
Decrease	(113,652)	(108,584)
Ending	₩ 119,293	₩ 130,393